Equity (Details) $ / shares in Units, $ in Thousands			1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 09, 2019	Nov. 28, 2017 USD ($) shares	Jul. 23, 2018 shares	Mar. 29, 2017 shares	Sep. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2019 ₪ / shares	Sep. 03, 2019 $ / shares shares	Dec. 31, 2018 ₪ / shares shares
Equity (Details) [Line Items]
Authorized share capital increase, description	3)On January 9, 2019 an extraordinary general meeting of the Company’s shareholders approved an increase of the authorized share capital of the Company by an additional NIS 7,000,000, consisting of 7,000,000 ordinary shares par value NIS 1.00 per share, such that the authorized share capital of the Company following such increase shall be NIS 167,000,000, consisting of 167,000,000 ordinary shares.
Ordinary shares issued		4,050,000									45,202,900
Change in fair value of amount (in Dollars) | $						$ 142	$ 148	$ 3,502
Issuance cost attributed to equity (in Dollars) | $						$ 1,565
Ordinary shares, par value (in Dollars per share) | ₪ / shares									₪ 1.00		₪ 1.00
ScoutCam Inc. [Member]
Equity (Details) [Line Items]
Ordinary shares issued						3,413,312
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.968
Share conversion of warrant, description						Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A and two Warrants B. The immediate proceeds (gross) from the issuance of the units amounted to approximately USD 3.3 million.
Warrants A [Member]
Equity (Details) [Line Items]
Ordinary shares issued				4,898,570
ADS issued on shares				535,730
Warrants purchase on additional shares				10,714,600
Expected life of share options (years)				5 years
Warrants B [Member]
Equity (Details) [Line Items]
Ordinary shares issued								5,815,720
ADS issued on shares				290,786
Warrants purchase on additional shares				5,815,720
Warrants [Member]
Equity (Details) [Line Items]
ADS issued on shares				37,501
Warrants purchase on additional shares				750,020
Expected life of share options (years)				5 years
Net of issuance expenses (in Dollars) | $		$ 1,400
Warrants [Member]
Equity (Details) [Line Items]
Ordinary shares issued		2,025,020
Gross proceeds (in Dollars) | $		$ 1,600
Warrants [Member]
Equity (Details) [Line Items]
Ordinary shares issued		283,540
Fair value of warrants allotted (in Dollars) | $		$ 46
Warrants C [Member]
Equity (Details) [Line Items]
Warrants issued on shares			198,637
Change in fair value of amount (in Dollars) | $						$ 149
Pre funded warrants (in Dollars) | $					$ 441
Issuance cost attributed to equity (in Dollars) | $						319
Fair value of warrants (in Dollars) | $						$ 3,000
July 2014 [Member]
Equity (Details) [Line Items]
Shares exercisable, description						(***) Each 100 options are exercisable into 1 ordinary share.
December 2015 and October 2017 [Member]
Equity (Details) [Line Items]
Shares exercisable, description						(****) Each 10 options are exercisable into 1 ordinary share.
January 2019 and April 2019 [Member]
Equity (Details) [Line Items]
Shares exercisable, description						(*****) Each 1 option is exercisable into 1 ordinary share.
ADS [Member]
Equity (Details) [Line Items]
Ordinary shares issued		202,500
Warrants to purchase shares			198,637
ADS [Member] | Algomizer [Member]
Equity (Details) [Line Items]
Ordinary shares issued										6,666,680
Number of ADS issued										333,334
ADS per share (in Dollars per share) | $ / shares										$ 4
ADS [Member] | Warrants [Member]
Equity (Details) [Line Items]
Ordinary shares issued		101,251
ADS [Member] | Warrants [Member]
Equity (Details) [Line Items]
Ordinary shares issued		14,177
Warrants [Member] | Algomizer [Member]
Equity (Details) [Line Items]
Ordinary shares issued										6,666,680
Number of warrants issued										333,334
Fair value of warrants						197,000
Issued capital [member] | Algomizer [Member]
Equity (Details) [Line Items]
Fair value of warrants						630,000